Shareholder Report	12 Months Ended
	Jun. 30, 2026 USD ($) Holding	Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000210490
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	A
Trading Symbol	ADNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.36%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.84% (with sales charges) and 16.57% (without sales charges) for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	S&P 500® Index TR
01/2017	$9,425	$10,000
01/2017	$9,500	$9,932
02/2017	$9,802	$10,326
03/2017	$10,141	$10,338
04/2017	$10,622	$10,444
05/2017	$11,894	$10,591
06/2017	$12,130	$10,657
07/2017	$12,385	$10,876
08/2017	$14,138	$10,910
09/2017	$14,090	$11,135
10/2017	$14,590	$11,395
11/2017	$15,533	$11,744
12/2017	$15,861	$11,875
01/2018	$17,003	$12,554
02/2018	$17,081	$12,092
03/2018	$16,017	$11,784
04/2018	$16,251	$11,830
05/2018	$17,775	$12,115
06/2018	$18,165	$12,189
07/2018	$18,029	$12,643
08/2018	$19,943	$13,055
09/2018	$18,966	$13,129
10/2018	$17,120	$12,232
11/2018	$17,745	$12,481
12/2018	$15,388	$11,257
01/2019	$17,538	$12,264
02/2019	$18,839	$12,658
03/2019	$18,933	$12,904
04/2019	$19,216	$13,426
05/2019	$16,688	$12,573
06/2019	$19,321	$13,459
07/2019	$19,583	$13,652
08/2019	$17,937	$13,436
09/2019	$17,370	$13,687
10/2019	$17,947	$13,984
11/2019	$20,244	$14,492
12/2019	$20,312	$14,929
01/2020	$21,157	$14,923
02/2020	$21,752	$13,695
03/2020	$18,795	$12,003
04/2020	$22,987	$13,542
05/2020	$26,010	$14,187
06/2020	$29,303	$14,469
07/2020	$33,246	$15,285
08/2020	$38,706	$16,384
09/2020	$37,460	$15,761
10/2020	$37,363	$15,342
11/2020	$45,552	$17,021
12/2020	$50,167	$17,676
01/2021	$54,351	$17,497
02/2021	$52,504	$17,980
03/2021	$48,341	$18,767
04/2021	$48,885	$19,769
05/2021	$45,298	$19,907
06/2021	$52,167	$20,371
07/2021	$48,287	$20,855
08/2021	$49,211	$21,490
09/2021	$45,113	$20,490
10/2021	$49,591	$21,926
11/2021	$43,081	$21,774
12/2021	$38,699	$22,750
01/2022	$30,883	$21,572
02/2022	$28,850	$20,926
03/2022	$27,230	$21,703
04/2022	$19,527	$19,811
05/2022	$18,291	$19,847
06/2022	$16,486	$18,209
07/2022	$18,277	$19,888
08/2022	$17,140	$19,077
09/2022	$15,477	$17,320
10/2022	$15,846	$18,722
11/2022	$15,520	$19,768
12/2022	$13,024	$18,629
01/2023	$16,622	$19,800
02/2023	$16,498	$19,317
03/2023	$16,856	$20,026
04/2023	$15,049	$20,339
05/2023	$16,872	$20,427
06/2023	$18,383	$21,777
07/2023	$21,000	$22,476
08/2023	$18,258	$22,118
09/2023	$16,513	$21,064
10/2023	$14,644	$20,621
11/2023	$19,193	$22,504
12/2023	$21,826	$23,527
01/2024	$18,944	$23,922
02/2024	$21,249	$25,199
03/2024	$20,766	$26,010
04/2024	$18,118	$24,948
05/2024	$17,682	$26,185
06/2024	$18,305	$27,124
07/2024	$18,928	$27,454
08/2024	$18,679	$28,120
09/2024	$19,816	$28,721
10/2024	$19,146	$28,461
11/2024	$24,116	$30,131
12/2024	$23,633	$29,413
01/2025	$26,141	$30,232
02/2025	$23,181	$29,838
03/2025	$19,832	$28,156
04/2025	$21,234	$27,965
05/2025	$23,462	$29,726
06/2025	$29,241	$31,237
07/2025	$31,235	$31,938
08/2025	$31,189	$32,586
09/2025	$34,709	$33,775
10/2025	$36,641	$34,566
11/2025	$33,151	$34,651
12/2025	$32,030	$34,672
01/2026	$31,189	$35,175
02/2026	$30,410	$34,907
03/2026	$28,197	$33,169
04/2026	$31,781	$36,649
05/2026	$34,429	$38,578
06/2026	$34,086	$38,211

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class A without Sales ChargeFootnote Reference1	16.57%	(8.16)%	14.62%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.84%	(9.24)%	13.90%
S&P 500® Index TR	22.32%	13.41%	15.29%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,240,215
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,560,714
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000210491
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	C
Trading Symbol	ADNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.12%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.73% (with sales charges) and 15.73% (without sales charges) for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,257
01/2019	$18,597	$12,264
02/2019	$19,966	$12,658
03/2019	$20,055	$12,904
04/2019	$20,333	$13,426
05/2019	$17,651	$12,573
06/2019	$20,422	$13,459
07/2019	$20,689	$13,652
08/2019	$18,942	$13,436
09/2019	$18,330	$13,687
10/2019	$18,931	$13,984
11/2019	$21,335	$14,492
12/2019	$21,387	$14,929
01/2020	$22,271	$14,923
02/2020	$22,879	$13,695
03/2020	$19,745	$12,003
04/2020	$24,153	$13,542
05/2020	$27,310	$14,187
06/2020	$30,743	$14,469
07/2020	$34,852	$15,285
08/2020	$40,558	$16,384
09/2020	$39,226	$15,761
10/2020	$39,100	$15,342
11/2020	$47,652	$17,021
12/2020	$52,439	$17,676
01/2021	$56,769	$17,497
02/2021	$54,823	$17,980
03/2021	$50,446	$18,767
04/2021	$50,976	$19,769
05/2021	$47,210	$19,907
06/2021	$54,316	$20,371
07/2021	$50,250	$20,855
08/2021	$51,172	$21,490
09/2021	$46,899	$20,490
10/2021	$51,506	$21,926
11/2021	$44,722	$21,774
12/2021	$40,139	$22,750
01/2022	$32,030	$21,572
02/2022	$29,887	$20,926
03/2022	$28,193	$21,703
04/2022	$20,204	$19,811
05/2022	$18,915	$19,847
06/2022	$17,042	$18,209
07/2022	$18,870	$19,888
08/2022	$17,686	$19,077
09/2022	$15,963	$17,320
10/2022	$16,337	$18,722
11/2022	$15,978	$19,768
12/2022	$13,405	$18,629
01/2023	$17,094	$19,800
02/2023	$16,946	$19,317
03/2023	$17,325	$20,026
04/2023	$15,447	$20,339
05/2023	$17,308	$20,427
06/2023	$18,840	$21,777
07/2023	$21,507	$22,476
08/2023	$18,691	$22,118
09/2023	$16,896	$21,064
10/2023	$14,986	$20,621
11/2023	$19,614	$22,504
12/2023	$22,298	$23,527
01/2024	$19,334	$23,922
02/2024	$21,672	$25,199
03/2024	$21,178	$26,010
04/2024	$18,461	$24,948
05/2024	$18,000	$26,185
06/2024	$18,626	$27,124
07/2024	$19,251	$27,454
08/2024	$18,988	$28,120
09/2024	$20,124	$28,721
10/2024	$19,416	$28,461
11/2024	$24,455	$30,131
12/2024	$23,945	$29,413
01/2025	$26,481	$30,232
02/2025	$23,467	$29,838
03/2025	$20,075	$28,156
04/2025	$21,475	$27,965
05/2025	$23,714	$29,726
06/2025	$29,528	$31,237
07/2025	$31,520	$31,938
08/2025	$31,454	$32,586
09/2025	$34,978	$33,775
10/2025	$36,905	$34,566
11/2025	$33,381	$34,651
12/2025	$32,212	$34,672
01/2026	$31,355	$35,175
02/2026	$30,565	$34,907
03/2026	$28,309	$33,169
04/2026	$31,882	$36,649
05/2026	$34,534	$38,578
06/2026	$34,172	$38,211

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class C without Deferred Sales ChargeFootnote Reference1	15.73%	(8.85)%	13.93%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.73%	(8.85)%	13.93%
S&P 500® Index TR	22.32%	13.41%	15.29%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,240,215
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,560,714
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000176825
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Investor
Trading Symbol	ADNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.34%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 16.63% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,750	$10,338
04/2017	$11,260	$10,444
05/2017	$12,610	$10,591
06/2017	$12,850	$10,657
07/2017	$13,120	$10,876
08/2017	$14,970	$10,910
09/2017	$14,920	$11,135
10/2017	$15,430	$11,395
11/2017	$16,430	$11,744
12/2017	$16,768	$11,875
01/2018	$17,970	$12,554
02/2018	$18,053	$12,092
03/2018	$16,913	$11,784
04/2018	$17,172	$11,830
05/2018	$18,768	$12,115
06/2018	$19,182	$12,189
07/2018	$19,037	$12,643
08/2018	$21,037	$13,055
09/2018	$20,011	$13,129
10/2018	$18,053	$12,232
11/2018	$18,706	$12,481
12/2018	$16,214	$11,257
01/2019	$18,469	$12,264
02/2019	$19,850	$12,658
03/2019	$19,950	$12,904
04/2019	$20,237	$13,426
05/2019	$17,573	$12,573
06/2019	$20,348	$13,459
07/2019	$20,635	$13,652
08/2019	$18,889	$13,436
09/2019	$18,303	$13,687
10/2019	$18,911	$13,984
11/2019	$21,331	$14,492
12/2019	$21,391	$14,929
01/2020	$22,293	$14,923
02/2020	$22,909	$13,695
03/2020	$19,793	$12,003
04/2020	$24,222	$13,542
05/2020	$27,407	$14,187
06/2020	$30,877	$14,469
07/2020	$35,020	$15,285
08/2020	$40,785	$16,384
09/2020	$39,472	$15,761
10/2020	$39,369	$15,342
11/2020	$47,999	$17,021
12/2020	$52,873	$17,676
01/2021	$57,272	$17,497
02/2021	$55,336	$17,980
03/2021	$50,948	$18,767
04/2021	$51,521	$19,769
05/2021	$47,751	$19,907
06/2021	$54,969	$20,371
07/2021	$50,891	$20,855
08/2021	$51,864	$21,490
09/2021	$47,545	$20,490
10/2021	$52,265	$21,926
11/2021	$45,403	$21,774
12/2021	$40,786	$22,750
01/2022	$32,554	$21,572
02/2022	$30,399	$20,926
03/2022	$28,708	$21,703
04/2022	$20,580	$19,811
05/2022	$19,293	$19,847
06/2022	$17,392	$18,209
07/2022	$19,263	$19,888
08/2022	$18,081	$19,077
09/2022	$16,329	$17,320
10/2022	$16,734	$18,722
11/2022	$16,374	$19,768
12/2022	$13,762	$18,629
01/2023	$17,552	$19,800
02/2023	$17,420	$19,317
03/2023	$17,814	$20,026
04/2023	$15,878	$20,339
05/2023	$17,814	$20,427
06/2023	$19,389	$21,777
07/2023	$22,161	$22,476
08/2023	$19,274	$22,118
09/2023	$17,420	$21,064
10/2023	$15,468	$20,621
11/2023	$20,258	$22,504
12/2023	$23,047	$23,527
01/2024	$19,996	$23,922
02/2024	$22,423	$25,199
03/2024	$21,915	$26,010
04/2024	$19,126	$24,948
05/2024	$18,667	$26,185
06/2024	$19,323	$27,124
07/2024	$19,979	$27,454
08/2024	$19,733	$28,120
09/2024	$20,931	$28,721
10/2024	$20,209	$28,461
11/2024	$25,458	$30,131
12/2024	$24,949	$29,413
01/2025	$27,590	$30,232
02/2025	$24,474	$29,838
03/2025	$20,947	$28,156
04/2025	$22,423	$27,965
05/2025	$24,769	$29,726
06/2025	$30,871	$31,237
07/2025	$32,987	$31,938
08/2025	$32,938	$32,586
09/2025	$36,645	$33,775
10/2025	$38,695	$34,566
11/2025	$35,005	$34,651
12/2025	$33,824	$34,672
01/2026	$32,921	$35,175
02/2026	$32,118	$34,907
03/2026	$29,772	$33,169
04/2026	$33,561	$36,649
05/2026	$36,366	$38,578
06/2026	$36,005	$38,211

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Investor ClassFootnote Reference1	16.63%	(8.11)%	14.56%
S&P 500® Index TR	22.32%	13.41%	15.29%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,240,215
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,560,714
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000176824
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	R5
Trading Symbol	ADNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 17.04% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	S&P 500® Index TR
01/2017	$250,000	$250,000
01/2017	$252,000	$248,289
02/2017	$260,000	$258,148
03/2017	$269,000	$258,449
04/2017	$281,750	$261,103
05/2017	$315,500	$264,778
06/2017	$321,750	$266,431
07/2017	$328,500	$271,909
08/2017	$375,000	$272,742
09/2017	$373,750	$278,368
10/2017	$387,000	$284,863
11/2017	$412,000	$293,600
12/2017	$420,702	$296,865
01/2018	$451,011	$313,861
02/2018	$453,084	$302,293
03/2018	$424,847	$294,611
04/2018	$431,064	$295,741
05/2018	$471,476	$302,863
06/2018	$481,838	$304,727
07/2018	$478,212	$316,068
08/2018	$528,986	$326,367
09/2018	$503,081	$328,224
10/2018	$454,120	$305,790
11/2018	$470,699	$312,022
12/2018	$408,171	$281,422
01/2019	$465,061	$306,595
02/2019	$499,857	$316,440
03/2019	$502,619	$322,589
04/2019	$510,075	$335,650
05/2019	$442,967	$314,320
06/2019	$513,389	$336,472
07/2019	$520,570	$341,308
08/2019	$476,659	$335,902
09/2019	$462,023	$342,187
10/2019	$477,488	$349,598
11/2019	$538,796	$362,288
12/2019	$540,571	$373,223
01/2020	$563,380	$373,076
02/2020	$579,346	$342,365
03/2020	$500,655	$300,079
04/2020	$612,704	$338,547
05/2020	$693,390	$354,671
06/2020	$781,490	$361,725
07/2020	$886,696	$382,120
08/2020	$1,032,958	$409,588
09/2020	$1,000,170	$394,025
10/2020	$997,604	$383,546
11/2020	$1,216,854	$425,530
12/2020	$1,340,451	$441,891
01/2021	$1,452,728	$437,430
02/2021	$1,403,750	$449,492
03/2021	$1,292,905	$469,178
04/2021	$1,307,799	$494,217
05/2021	$1,212,421	$497,669
06/2021	$1,396,303	$509,287
07/2021	$1,292,905	$521,385
08/2021	$1,317,823	$537,238
09/2021	$1,208,697	$512,251
10/2021	$1,328,707	$548,141
11/2021	$1,154,850	$544,343
12/2021	$1,037,513	$568,738
01/2022	$828,361	$539,307
02/2022	$774,011	$523,160
03/2022	$730,907	$542,585
04/2022	$524,004	$495,270
05/2022	$491,394	$496,179
06/2022	$443,042	$455,222
07/2022	$491,394	$497,196
08/2022	$461,033	$476,919
09/2022	$416,429	$432,996
10/2022	$426,924	$468,052
11/2022	$417,929	$494,208
12/2022	$351,398	$465,735
01/2023	$448,166	$494,999
02/2023	$444,886	$482,921
03/2023	$455,137	$500,651
04/2023	$405,933	$508,466
05/2023	$455,137	$510,676
06/2023	$496,140	$544,419
07/2023	$566,666	$561,908
08/2023	$493,270	$552,962
09/2023	$446,116	$526,598
10/2023	$395,682	$515,525
11/2023	$518,692	$562,606
12/2023	$590,038	$588,165
01/2024	$512,541	$598,049
02/2024	$574,456	$629,982
03/2024	$561,745	$650,251
04/2024	$490,400	$623,692
05/2024	$478,509	$654,618
06/2024	$495,730	$678,107
07/2024	$512,541	$686,361
08/2024	$506,391	$703,010
09/2024	$537,143	$718,024
10/2024	$518,692	$711,513
11/2024	$653,593	$753,279
12/2024	$640,882	$735,322
01/2025	$709,357	$755,799
02/2025	$629,401	$745,938
03/2025	$538,373	$703,908
04/2025	$576,506	$699,135
05/2025	$637,191	$743,142
06/2025	$794,234	$780,933
07/2025	$849,178	$798,459
08/2025	$847,948	$814,645
09/2025	$943,486	$844,380
10/2025	$996,790	$864,150
11/2025	$902,073	$866,268
12/2025	$871,730	$866,798
01/2026	$849,178	$879,367
02/2026	$828,267	$872,684
03/2026	$768,402	$829,228
04/2026	$865,990	$916,236
05/2026	$938,566	$964,460
06/2026	$929,545	$955,276

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class R5Footnote Reference1	17.04%	(7.82)%	14.96%
S&P 500® Index TR	22.32%	13.41%	15.29%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,240,215
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,560,714
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000224371
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	R6
Trading Symbol	ADNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.96% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,257
01/2019	$18,602	$12,264
02/2019	$19,994	$12,658
03/2019	$20,105	$12,904
04/2019	$20,403	$13,426
05/2019	$17,719	$12,573
06/2019	$20,536	$13,459
07/2019	$20,823	$13,652
08/2019	$19,066	$13,436
09/2019	$18,481	$13,687
10/2019	$19,100	$13,984
11/2019	$21,552	$14,492
12/2019	$21,623	$14,929
01/2020	$22,535	$14,923
02/2020	$23,174	$13,695
03/2020	$20,026	$12,003
04/2020	$24,508	$13,542
05/2020	$27,736	$14,187
06/2020	$31,260	$14,469
07/2020	$35,468	$15,285
08/2020	$41,318	$16,384
09/2020	$40,007	$15,761
10/2020	$39,904	$15,342
11/2020	$48,583	$17,021
12/2020	$53,508	$17,676
01/2021	$57,965	$17,497
02/2021	$56,040	$17,980
03/2021	$51,618	$18,767
04/2021	$52,214	$19,769
05/2021	$48,411	$19,907
06/2021	$55,754	$20,371
07/2021	$51,618	$20,855
08/2021	$52,626	$21,490
09/2021	$48,273	$20,490
10/2021	$53,073	$21,926
11/2021	$46,120	$21,774
12/2021	$41,428	$22,750
01/2022	$33,089	$21,572
02/2022	$30,914	$20,926
03/2022	$29,189	$21,703
04/2022	$20,939	$19,811
05/2022	$19,634	$19,847
06/2022	$17,699	$18,209
07/2022	$19,619	$19,888
08/2022	$18,404	$19,077
09/2022	$16,634	$17,320
10/2022	$17,039	$18,722
11/2022	$16,694	$19,768
12/2022	$14,032	$18,629
01/2023	$17,905	$19,800
02/2023	$17,774	$19,317
03/2023	$18,184	$20,026
04/2023	$16,215	$20,339
05/2023	$18,184	$20,427
06/2023	$19,809	$21,777
07/2023	$22,632	$22,476
08/2023	$19,694	$22,118
09/2023	$17,807	$21,064
10/2023	$15,804	$20,621
11/2023	$20,711	$22,504
12/2023	$23,567	$23,527
01/2024	$20,465	$23,922
02/2024	$22,943	$25,199
03/2024	$22,435	$26,010
04/2024	$19,579	$24,948
05/2024	$19,120	$26,185
06/2024	$19,809	$27,124
07/2024	$20,482	$27,454
08/2024	$20,219	$28,120
09/2024	$21,450	$28,721
10/2024	$20,728	$28,461
11/2024	$26,111	$30,131
12/2024	$25,602	$29,413
01/2025	$28,326	$30,232
02/2025	$25,126	$29,838
03/2025	$21,516	$28,156
04/2025	$23,025	$27,965
05/2025	$25,454	$29,726
06/2025	$31,740	$31,237
07/2025	$33,906	$31,938
08/2025	$33,874	$32,586
09/2025	$37,697	$33,775
10/2025	$39,815	$34,566
11/2025	$36,040	$34,651
12/2025	$34,809	$34,672
01/2026	$33,906	$35,175
02/2026	$33,086	$34,907
03/2026	$30,690	$33,169
04/2026	$34,579	$36,649
05/2026	$37,484	$38,578
06/2026	$37,123	$38,211

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
R6 ClassFootnote Reference1	16.96%	(7.81)%	14.94%
S&P 500® Index TR	22.32%	13.41%	15.29%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,240,215
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,560,714
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000176826
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Y
Trading Symbol	ADNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.86% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
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	Y	S&P 500® Index TR
01/2017	$100,000	$100,000
01/2017	$100,800	$99,316
02/2017	$104,000	$103,259
03/2017	$107,600	$103,380
04/2017	$112,700	$104,441
05/2017	$126,200	$105,911
06/2017	$128,700	$106,572
07/2017	$131,300	$108,764
08/2017	$149,900	$109,097
09/2017	$149,400	$111,347
10/2017	$154,600	$113,945
11/2017	$164,600	$117,440
12/2017	$168,081	$118,746
01/2018	$180,205	$125,544
02/2018	$181,034	$120,917
03/2018	$169,635	$117,844
04/2018	$172,226	$118,297
05/2018	$188,288	$121,145
06/2018	$192,433	$121,891
07/2018	$190,982	$126,427
08/2018	$211,189	$130,547
09/2018	$200,930	$131,290
10/2018	$181,345	$122,316
11/2018	$187,977	$124,809
12/2018	$162,965	$112,569
01/2019	$185,614	$122,638
02/2019	$199,535	$126,576
03/2019	$200,530	$129,035
04/2019	$203,513	$134,260
05/2019	$176,775	$125,728
06/2019	$204,728	$134,589
07/2019	$207,601	$136,523
08/2019	$190,254	$134,361
09/2019	$184,288	$136,875
10/2019	$190,475	$139,839
11/2019	$214,893	$144,915
12/2019	$215,602	$149,289
01/2020	$224,614	$149,231
02/2020	$231,002	$136,946
03/2020	$199,632	$120,031
04/2020	$244,235	$135,419
05/2020	$276,404	$141,868
06/2020	$311,539	$144,690
07/2020	$353,519	$152,848
08/2020	$411,697	$163,835
09/2020	$398,579	$157,610
10/2020	$397,552	$153,418
11/2020	$484,934	$170,212
12/2020	$534,140	$176,757
01/2021	$578,823	$174,972
02/2021	$559,231	$179,797
03/2021	$515,006	$187,671
04/2021	$520,964	$197,687
05/2021	$482,925	$199,068
06/2021	$556,023	$203,715
07/2021	$514,777	$208,554
08/2021	$524,745	$214,895
09/2021	$481,207	$204,901
10/2021	$529,098	$219,256
11/2021	$459,667	$217,737
12/2021	$412,982	$227,495
01/2022	$329,786	$215,723
02/2022	$308,050	$209,264
03/2022	$290,812	$217,034
04/2022	$208,665	$198,108
05/2022	$195,623	$198,472
06/2022	$176,286	$182,089
07/2022	$195,473	$198,878
08/2022	$183,331	$190,768
09/2022	$165,643	$173,198
10/2022	$169,690	$187,221
11/2022	$166,242	$197,683
12/2022	$139,620	$186,294
01/2023	$178,340	$197,999
02/2023	$176,863	$193,168
03/2023	$180,965	$200,260
04/2023	$161,441	$203,386
05/2023	$180,965	$204,270
06/2023	$197,207	$217,767
07/2023	$225,263	$224,763
08/2023	$195,895	$221,185
09/2023	$177,191	$210,639
10/2023	$157,339	$206,210
11/2023	$206,067	$225,042
12/2023	$234,450	$235,266
01/2024	$203,606	$239,220
02/2024	$228,216	$251,993
03/2024	$223,294	$260,101
04/2024	$194,746	$249,477
05/2024	$190,153	$261,847
06/2024	$196,879	$271,243
07/2024	$203,606	$274,544
08/2024	$200,981	$281,204
09/2024	$213,286	$287,210
10/2024	$206,067	$284,605
11/2024	$259,552	$301,312
12/2024	$254,466	$294,129
01/2025	$281,537	$302,320
02/2025	$249,708	$298,375
03/2025	$213,778	$281,563
04/2025	$228,872	$279,654
05/2025	$252,990	$297,257
06/2025	$315,335	$312,373
07/2025	$336,992	$319,384
08/2025	$336,499	$325,858
09/2025	$374,399	$337,752
10/2025	$395,399	$345,660
11/2025	$357,828	$346,507
12/2025	$345,687	$346,719
01/2026	$336,828	$351,747
02/2026	$328,460	$349,074
03/2026	$304,671	$331,691
04/2026	$343,390	$366,495
05/2026	$372,102	$385,784
06/2026	$368,492	$382,110

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class YFootnote Reference1	16.86%	(7.90)%	14.85%
S&P 500® Index TR	22.32%	13.41%	15.29%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,240,215
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,560,714
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000207660
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Investor
Trading Symbol	PSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$219	2.11%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.17% for the twelve months ended June 30, 2026, compared to the Bloomberg US Aggregate Bond Index return of 3.79% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 3.84% for the same period.

• The Fund's investments that are less sensitive to longer-term interest rate changes benefited performance as interest rates increased due to persistent inflation.

• Equity market volatility benefited performance as the Fund’s hedged convertible bond strategy capitalized on sharp equity price movements following the conflict in the Middle East.

• Income was a notable source of total return for the Fund given elevated yields in the convertible bond market and a Federal Funds rate that stabilized following interest rate reductions by the Federal Reserve Bank in late 2025.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/2016	$10,000	$10,000	$10,000
07/2016	$10,136	$10,063	$10,003
08/2016	$10,240	$10,052	$10,005
09/2016	$10,240	$10,046	$10,010
10/2016	$10,272	$9,969	$10,012
11/2016	$10,240	$9,733	$10,014
12/2016	$10,258	$9,747	$10,018
01/2017	$10,352	$9,766	$10,022
02/2017	$10,384	$9,832	$10,027
03/2017	$10,405	$9,827	$10,028
04/2017	$10,447	$9,902	$10,035
05/2017	$10,468	$9,979	$10,040
06/2017	$10,514	$9,969	$10,049
07/2017	$10,557	$10,011	$10,057
08/2017	$10,588	$10,101	$10,067
09/2017	$10,631	$10,053	$10,075
10/2017	$10,641	$10,059	$10,084
11/2017	$10,662	$10,046	$10,093
12/2017	$10,674	$10,092	$10,104
01/2018	$10,695	$9,976	$10,116
02/2018	$10,716	$9,881	$10,125
03/2018	$10,716	$9,945	$10,140
04/2018	$10,738	$9,871	$10,153
05/2018	$10,748	$9,941	$10,168
06/2018	$10,752	$9,929	$10,186
07/2018	$10,741	$9,931	$10,201
08/2018	$10,784	$9,995	$10,220
09/2018	$10,773	$9,931	$10,236
10/2018	$10,784	$9,852	$10,253
11/2018	$10,752	$9,911	$10,274
12/2018	$10,699	$10,093	$10,293
01/2019	$10,829	$10,200	$10,313
02/2019	$10,894	$10,195	$10,332
03/2019	$10,981	$10,390	$10,355
04/2019	$11,046	$10,393	$10,374
05/2019	$11,025	$10,577	$10,398
06/2019	$11,133	$10,710	$10,421
07/2019	$11,207	$10,734	$10,440
08/2019	$11,262	$11,012	$10,461
09/2019	$11,273	$10,953	$10,480
10/2019	$11,317	$10,986	$10,500
11/2019	$11,317	$10,981	$10,513
12/2019	$11,375	$10,973	$10,528
01/2020	$11,465	$11,184	$10,542
02/2020	$11,465	$11,386	$10,558
03/2020	$10,646	$11,319	$10,588
04/2020	$10,881	$11,520	$10,589
05/2020	$11,016	$11,573	$10,589
06/2020	$11,386	$11,646	$10,591
07/2020	$11,606	$11,820	$10,593
08/2020	$11,957	$11,725	$10,594
09/2020	$12,025	$11,718	$10,595
10/2020	$12,070	$11,666	$10,596
11/2020	$12,376	$11,781	$10,597
12/2020	$12,509	$11,797	$10,598
01/2021	$12,636	$11,712	$10,599
02/2021	$12,821	$11,543	$10,600
03/2021	$12,763	$11,399	$10,601
04/2021	$12,775	$11,489	$10,601
05/2021	$12,775	$11,527	$10,601
06/2021	$12,844	$11,608	$10,601
07/2021	$12,832	$11,737	$10,601
08/2021	$12,867	$11,715	$10,602
09/2021	$12,936	$11,614	$10,602
10/2021	$13,041	$11,610	$10,602
11/2021	$12,960	$11,645	$10,603
12/2021	$12,965	$11,615	$10,603
01/2022	$12,874	$11,365	$10,603
02/2022	$12,770	$11,238	$10,604
03/2022	$12,744	$10,926	$10,607
04/2022	$12,549	$10,511	$10,609
05/2022	$12,342	$10,579	$10,616
06/2022	$12,069	$10,413	$10,619
07/2022	$12,205	$10,667	$10,624
08/2022	$12,335	$10,366	$10,641
09/2022	$12,100	$9,918	$10,668
10/2022	$12,205	$9,790	$10,684
11/2022	$12,257	$10,150	$10,719
12/2022	$12,281	$10,104	$10,758
01/2023	$12,583	$10,415	$10,791
02/2023	$12,570	$10,145	$10,827
03/2023	$12,399	$10,403	$10,873
04/2023	$12,491	$10,466	$10,907
05/2023	$12,517	$10,352	$10,950
06/2023	$12,701	$10,315	$11,000
07/2023	$12,826	$10,308	$11,044
08/2023	$12,880	$10,242	$11,094
09/2023	$12,907	$9,982	$11,145
10/2023	$12,759	$9,824	$11,195
11/2023	$12,947	$10,269	$11,245
12/2023	$13,216	$10,662	$11,297
01/2024	$13,299	$10,633	$11,346
02/2024	$13,355	$10,483	$11,392
03/2024	$13,498	$10,580	$11,443
04/2024	$13,499	$10,312	$11,492
05/2024	$13,597	$10,487	$11,547
06/2024	$13,654	$10,587	$11,594
07/2024	$13,781	$10,834	$11,646
08/2024	$13,968	$10,990	$11,702
09/2024	$14,168	$11,137	$11,753
10/2024	$14,216	$10,860	$11,798
11/2024	$14,358	$10,975	$11,843
12/2024	$14,411	$10,796	$11,890
01/2025	$14,512	$10,853	$11,934
02/2025	$14,626	$11,092	$11,972
03/2025	$14,642	$11,096	$12,012
04/2025	$14,686	$11,140	$12,053
05/2025	$14,760	$11,060	$12,097
06/2025	$14,875	$11,230	$12,137
07/2025	$14,995	$11,200	$12,179
08/2025	$15,098	$11,334	$12,227
09/2025	$15,224	$11,458	$12,268
10/2025	$15,347	$11,529	$12,310
11/2025	$15,352	$11,601	$12,344
12/2025	$15,420	$11,584	$12,387
01/2026	$15,559	$11,596	$12,423
02/2026	$15,564	$11,786	$12,456
03/2026	$15,525	$11,578	$12,492
04/2026	$15,734	$11,591	$12,529
05/2026	$15,852	$11,627	$12,567
06/2026	$15,941	$11,656	$12,603

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	7.17%	4.41%	4.77%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. 3-Month Treasury Bill Index	3.84%	3.52%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,685,252
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,564,668
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$391,685,252
# of Portfolio Holdings	239
Portfolio Turnover Rate	236%
Total Management Fees Paid	$2,564,668

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Convertible Obligations	137.6
Convertible Preferred Stocks	21.8
Foreign Convertible Obligations	16.8
Preferred Stocks	3.3
Investment Companies	1.9
Warrants	0.0
Common Stocks	(81.4)

Excludes cash.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Electric	3.5
Entertainment	3.6
Investment Companies	3.7
Computers	5.2
Pharmaceuticals	5.9
REITS	6.8
Semiconductors	7.6
Internet	7.9
Health Care - Products	8.9
Software	14.8

Includes long positions only.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	0.0
Health Care	3.5
Industrials	3.8
Communication Services	5.7
Materials	13.0
Utilities	15.2
Information Technology	28.0
Financials	30.8

Includes long positions only.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
MKS, Inc., 1.250%, Due 6/1/2030	2.2
Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.9
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	1.8
Jazz Investments I Ltd., 3.125%, Due 9/15/2030	1.8
Terawulf, Inc., 2.750%, Due 2/1/2030	1.7
Albemarle Corp., 7.250%, Due 3/1/2027	1.5
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.5
PG&E Corp., 4.250%, Due 12/1/2027	1.5
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029	1.5
Enovis Corp., 3.875%, Due 10/15/2028	1.5

Includes long positions only.

Material Fund Change [Text Block]
C000207658
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	R5
Trading Symbol	SSIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$188	1.81%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.54% for the twelve months ended June 30, 2026, compared to the Bloomberg US Aggregate Bond Index return of 3.79% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 3.84% for the same period.

• The Fund's investments that are less sensitive to longer-term interest rate changes benefited performance as interest rates increased due to persistent inflation.

• Equity market volatility benefited performance as the Fund’s hedged convertible bond strategy capitalized on sharp equity price movements following the conflict in the Middle East.

• Income was a notable source of total return for the Fund given elevated yields in the convertible bond market and a Federal Funds rate that stabilized following interest rate reductions by the Federal Reserve Bank in late 2025.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/2016	$250,000	$250,000	$250,000
07/2016	$253,396	$251,581	$250,069
08/2016	$256,008	$251,293	$250,116
09/2016	$256,008	$251,146	$250,239
10/2016	$256,792	$249,225	$250,300
11/2016	$256,270	$243,330	$250,344
12/2016	$256,601	$243,673	$250,449
01/2017	$259,233	$244,151	$250,561
02/2017	$260,023	$245,792	$250,666
03/2017	$260,549	$245,663	$250,709
04/2017	$261,602	$247,559	$250,879
05/2017	$262,128	$249,464	$251,006
06/2017	$263,360	$249,213	$251,216
07/2017	$264,686	$250,286	$251,429
08/2017	$265,482	$252,531	$251,664
09/2017	$266,542	$251,328	$251,881
10/2017	$267,073	$251,473	$252,106
11/2017	$267,603	$251,151	$252,315
12/2017	$267,768	$252,303	$252,594
01/2018	$268,572	$249,397	$252,898
02/2018	$269,108	$247,033	$253,137
03/2018	$269,108	$248,618	$253,491
04/2018	$269,644	$246,768	$253,824
05/2018	$270,180	$248,530	$254,211
06/2018	$270,322	$248,224	$254,638
07/2018	$270,051	$248,283	$255,036
08/2018	$271,403	$249,881	$255,495
09/2018	$271,133	$248,271	$255,890
10/2018	$271,403	$246,310	$256,331
11/2018	$270,592	$247,780	$256,859
12/2018	$269,305	$252,332	$257,330
01/2019	$272,583	$255,012	$257,836
02/2019	$274,222	$254,864	$258,295
03/2019	$276,407	$259,758	$258,874
04/2019	$278,319	$259,824	$259,359
05/2019	$277,772	$264,436	$259,952
06/2019	$280,504	$267,757	$260,528
07/2019	$282,519	$268,346	$261,002
08/2019	$283,904	$275,300	$261,537
09/2019	$284,458	$273,833	$261,993
10/2019	$285,566	$274,658	$262,496
11/2019	$285,566	$274,518	$262,825
12/2019	$287,217	$274,327	$263,197
01/2020	$289,200	$279,606	$263,552
02/2020	$289,483	$284,639	$263,939
03/2020	$268,806	$282,964	$264,710
04/2020	$275,037	$287,994	$264,731
05/2020	$278,436	$289,335	$264,735
06/2020	$287,784	$291,157	$264,771
07/2020	$293,363	$295,506	$264,822
08/2020	$302,513	$293,121	$264,844
09/2020	$304,515	$292,960	$264,873
10/2020	$305,372	$291,652	$264,901
11/2020	$313,378	$294,514	$264,927
12/2020	$316,756	$294,920	$264,956
01/2021	$320,263	$292,805	$264,977
02/2021	$324,938	$288,577	$265,003
03/2021	$323,477	$284,973	$265,021
04/2021	$323,769	$287,225	$265,024
05/2021	$323,769	$288,163	$265,032
06/2021	$325,815	$290,188	$265,021
07/2021	$325,622	$293,432	$265,035
08/2021	$326,507	$292,874	$265,046
09/2021	$328,277	$290,338	$265,061
10/2021	$331,226	$290,258	$265,050
11/2021	$329,162	$291,117	$265,064
12/2021	$329,545	$290,372	$265,086
01/2022	$327,233	$284,116	$265,071
02/2022	$324,592	$280,946	$265,108
03/2022	$323,931	$273,141	$265,187
04/2022	$319,308	$262,776	$265,227
05/2022	$314,025	$264,470	$265,408
06/2022	$306,761	$260,321	$265,466
07/2022	$310,545	$266,682	$265,603
08/2022	$313,877	$259,147	$266,030
09/2022	$308,212	$247,950	$266,692
10/2022	$310,545	$244,738	$267,112
11/2022	$312,211	$253,739	$267,973
12/2022	$312,693	$252,594	$268,942
01/2023	$320,745	$260,365	$269,785
02/2023	$320,410	$253,633	$270,665
03/2023	$316,048	$260,076	$271,829
04/2023	$318,732	$261,652	$272,687
05/2023	$319,403	$258,803	$273,754
06/2023	$324,100	$257,880	$275,006
07/2023	$327,662	$257,700	$276,102
08/2023	$329,034	$256,054	$277,346
09/2023	$329,721	$249,548	$278,620
10/2023	$325,947	$245,609	$279,864
11/2023	$330,750	$256,732	$281,120
12/2023	$337,861	$266,560	$282,429
01/2024	$339,980	$265,828	$283,638
02/2024	$341,463	$262,072	$284,799
03/2024	$345,530	$264,492	$286,080
04/2024	$345,618	$257,811	$287,306
05/2024	$348,189	$262,182	$288,684
06/2024	$349,709	$264,664	$289,860
07/2024	$353,047	$270,846	$291,159
08/2024	$358,263	$274,738	$292,552
09/2024	$363,101	$278,416	$293,822
10/2024	$364,759	$271,512	$294,940
11/2024	$368,510	$274,383	$296,065
12/2024	$369,651	$269,892	$297,262
01/2025	$372,618	$271,324	$298,355
02/2025	$375,614	$277,294	$299,303
03/2025	$376,098	$277,398	$300,305
04/2025	$376,918	$278,488	$301,336
05/2025	$379,275	$276,494	$302,432
06/2025	$381,932	$280,746	$303,427
07/2025	$385,525	$280,005	$304,472
08/2025	$388,251	$283,354	$305,670
09/2025	$391,595	$286,445	$306,694
10/2025	$394,877	$288,235	$307,754
11/2025	$395,104	$290,026	$308,604
12/2025	$397,005	$289,597	$309,682
01/2026	$400,567	$289,906	$310,568
02/2026	$400,690	$294,654	$311,407
03/2026	$400,187	$289,461	$312,312
04/2026	$405,261	$289,786	$313,227
05/2026	$408,346	$290,687	$314,171
06/2026	$410,733	$291,389	$315,076

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	7.54%	4.74%	5.09%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. 3-Month Treasury Bill Index	3.84%	3.52%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,685,252
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,564,668
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$391,685,252
# of Portfolio Holdings	239
Portfolio Turnover Rate	236%
Total Management Fees Paid	$2,564,668

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Convertible Obligations	137.6
Convertible Preferred Stocks	21.8
Foreign Convertible Obligations	16.8
Preferred Stocks	3.3
Investment Companies	1.9
Warrants	0.0
Common Stocks	(81.4)

Excludes cash.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Electric	3.5
Entertainment	3.6
Investment Companies	3.7
Computers	5.2
Pharmaceuticals	5.9
REITS	6.8
Semiconductors	7.6
Internet	7.9
Health Care - Products	8.9
Software	14.8

Includes long positions only.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	0.0
Health Care	3.5
Industrials	3.8
Communication Services	5.7
Materials	13.0
Utilities	15.2
Information Technology	28.0
Financials	30.8

Includes long positions only.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
MKS, Inc., 1.250%, Due 6/1/2030	2.2
Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.9
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	1.8
Jazz Investments I Ltd., 3.125%, Due 9/15/2030	1.8
Terawulf, Inc., 2.750%, Due 2/1/2030	1.7
Albemarle Corp., 7.250%, Due 3/1/2027	1.5
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.5
PG&E Corp., 4.250%, Due 12/1/2027	1.5
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029	1.5
Enovis Corp., 3.875%, Due 10/15/2028	1.5

Includes long positions only.

Material Fund Change [Text Block]
C000207659
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Y
Trading Symbol	PSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$195	1.88%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.54% for the twelve months ended June 30, 2026, compared to the Bloomberg US Aggregate Bond Index return of 3.79% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 3.84% for the same period.

• The Fund's investments that are less sensitive to longer-term interest rate changes benefited performance as interest rates increased due to persistent inflation.

• Equity market volatility benefited performance as the Fund’s hedged convertible bond strategy capitalized on sharp equity price movements following the conflict in the Middle East.

• Income was a notable source of total return for the Fund given elevated yields in the convertible bond market and a Federal Funds rate that stabilized following interest rate reductions by the Federal Reserve Bank in late 2025.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/2016	$100,000	$100,000	$100,000
07/2016	$101,358	$100,632	$100,027
08/2016	$102,403	$100,517	$100,046
09/2016	$102,403	$100,458	$100,096
10/2016	$102,717	$99,690	$100,120
11/2016	$102,508	$97,332	$100,137
12/2016	$102,641	$97,469	$100,179
01/2017	$103,693	$97,660	$100,224
02/2017	$104,009	$98,317	$100,266
03/2017	$104,220	$98,265	$100,284
04/2017	$104,641	$99,023	$100,352
05/2017	$104,851	$99,786	$100,402
06/2017	$105,344	$99,685	$100,486
07/2017	$105,874	$100,114	$100,572
08/2017	$106,193	$101,012	$100,666
09/2017	$106,617	$100,531	$100,752
10/2017	$106,829	$100,589	$100,842
11/2017	$107,041	$100,460	$100,926
12/2017	$107,107	$100,921	$101,038
01/2018	$107,429	$99,759	$101,159
02/2018	$107,643	$98,813	$101,255
03/2018	$107,643	$99,447	$101,396
04/2018	$107,858	$98,707	$101,530
05/2018	$108,072	$99,412	$101,684
06/2018	$108,129	$99,290	$101,855
07/2018	$108,021	$99,313	$102,014
08/2018	$108,561	$99,952	$102,198
09/2018	$108,453	$99,309	$102,356
10/2018	$108,561	$98,524	$102,532
11/2018	$108,237	$99,112	$102,744
12/2018	$107,722	$100,933	$102,932
01/2019	$109,033	$102,005	$103,134
02/2019	$109,689	$101,946	$103,318
03/2019	$110,563	$103,903	$103,550
04/2019	$111,327	$103,930	$103,744
05/2019	$111,109	$105,775	$103,981
06/2019	$112,201	$107,103	$104,211
07/2019	$113,008	$107,338	$104,401
08/2019	$113,562	$110,120	$104,615
09/2019	$113,672	$109,533	$104,797
10/2019	$114,226	$109,863	$104,998
11/2019	$114,226	$109,807	$105,130
12/2019	$114,836	$109,731	$105,279
01/2020	$115,629	$111,842	$105,421
02/2020	$115,742	$113,855	$105,576
03/2020	$107,475	$113,185	$105,884
04/2020	$109,853	$115,197	$105,893
05/2020	$111,325	$115,734	$105,894
06/2020	$115,062	$116,463	$105,908
07/2020	$117,293	$118,202	$105,929
08/2020	$120,837	$117,248	$105,937
09/2020	$121,637	$117,184	$105,949
10/2020	$122,095	$116,661	$105,961
11/2020	$125,181	$117,806	$105,971
12/2020	$126,522	$117,968	$105,982
01/2021	$127,924	$117,122	$105,991
02/2021	$129,793	$115,431	$106,001
03/2021	$129,209	$113,989	$106,008
04/2021	$129,325	$114,890	$106,010
05/2021	$129,442	$115,265	$106,013
06/2021	$130,143	$116,075	$106,008
07/2021	$129,982	$117,373	$106,014
08/2021	$130,454	$117,149	$106,018
09/2021	$131,161	$116,135	$106,024
10/2021	$132,221	$116,103	$106,020
11/2021	$131,396	$116,447	$106,026
12/2021	$131,493	$116,149	$106,034
01/2022	$130,570	$113,646	$106,029
02/2022	$129,646	$112,379	$106,043
03/2022	$129,251	$109,256	$106,075
04/2022	$127,404	$105,110	$106,091
05/2022	$125,426	$105,788	$106,163
06/2022	$122,524	$104,128	$106,186
07/2022	$124,096	$106,673	$106,241
08/2022	$125,293	$103,659	$106,412
09/2022	$123,031	$99,180	$106,677
10/2022	$123,962	$97,895	$106,845
11/2022	$124,628	$101,495	$107,189
12/2022	$124,905	$101,038	$107,577
01/2023	$127,984	$104,146	$107,914
02/2023	$127,850	$101,453	$108,266
03/2023	$126,109	$104,030	$108,732
04/2023	$127,180	$104,661	$109,075
05/2023	$127,448	$103,521	$109,502
06/2023	$129,322	$103,152	$110,002
07/2023	$130,744	$103,080	$110,441
08/2023	$131,154	$102,422	$110,939
09/2023	$131,428	$99,819	$111,448
10/2023	$130,059	$98,244	$111,946
11/2023	$131,839	$102,693	$112,448
12/2023	$134,677	$106,624	$112,972
01/2024	$135,663	$106,331	$113,455
02/2024	$136,114	$104,829	$113,920
03/2024	$137,737	$105,797	$114,432
04/2024	$137,772	$103,124	$114,922
05/2024	$138,798	$104,873	$115,474
06/2024	$139,405	$105,866	$115,944
07/2024	$140,733	$108,338	$116,464
08/2024	$142,669	$109,895	$117,021
09/2024	$144,745	$111,367	$117,529
10/2024	$145,261	$108,605	$117,976
11/2024	$146,751	$109,753	$118,426
12/2024	$147,205	$107,957	$118,905
01/2025	$148,388	$108,530	$119,342
02/2025	$149,584	$110,917	$119,721
03/2025	$149,777	$110,959	$120,122
04/2025	$150,103	$111,395	$120,534
05/2025	$151,043	$110,598	$120,973
06/2025	$152,102	$112,298	$121,371
07/2025	$153,536	$112,002	$121,789
08/2025	$154,621	$113,342	$122,268
09/2025	$155,800	$114,578	$122,677
10/2025	$157,105	$115,294	$123,101
11/2025	$157,347	$116,010	$123,441
12/2025	$158,102	$115,839	$123,873
01/2026	$159,523	$115,962	$124,227
02/2026	$159,573	$117,861	$124,563
03/2026	$159,204	$115,784	$124,925
04/2026	$161,388	$115,914	$125,291
05/2026	$162,619	$116,275	$125,669
06/2026	$163,572	$116,555	$126,030

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	7.54%	4.68%	5.04%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. 3-Month Treasury Bill Index	3.84%	3.52%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,685,252
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,564,668
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$391,685,252
# of Portfolio Holdings	239
Portfolio Turnover Rate	236%
Total Management Fees Paid	$2,564,668

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Convertible Obligations	137.6
Convertible Preferred Stocks	21.8
Foreign Convertible Obligations	16.8
Preferred Stocks	3.3
Investment Companies	1.9
Warrants	0.0
Common Stocks	(81.4)

Excludes cash.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Electric	3.5
Entertainment	3.6
Investment Companies	3.7
Computers	5.2
Pharmaceuticals	5.9
REITS	6.8
Semiconductors	7.6
Internet	7.9
Health Care - Products	8.9
Software	14.8

Includes long positions only.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	0.0
Health Care	3.5
Industrials	3.8
Communication Services	5.7
Materials	13.0
Utilities	15.2
Information Technology	28.0
Financials	30.8

Includes long positions only.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
MKS, Inc., 1.250%, Due 6/1/2030	2.2
Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.9
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	1.8
Jazz Investments I Ltd., 3.125%, Due 9/15/2030	1.8
Terawulf, Inc., 2.750%, Due 2/1/2030	1.7
Albemarle Corp., 7.250%, Due 3/1/2027	1.5
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.5
PG&E Corp., 4.250%, Due 12/1/2027	1.5
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029	1.5
Enovis Corp., 3.875%, Due 10/15/2028	1.5

Includes long positions only.

Material Fund Change [Text Block]
C000217746
Shareholder Report [Line Items]
Fund Name	TwentyFour Short Term Bond Fund
Class Name	A
Trading Symbol	TFBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.02% (with sales charges) and 3.65% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$9,747	$10,000	$10,000
02/2020	$9,698	$10,111	$10,051
03/2020	$9,400	$9,953	$9,770
04/2020	$9,576	$10,114	$10,002
05/2020	$9,633	$10,143	$10,117
06/2020	$9,709	$10,194	$10,198
07/2020	$9,788	$10,305	$10,249
08/2020	$9,838	$10,230	$10,275
09/2020	$9,859	$10,268	$10,274
10/2020	$9,869	$10,268	$10,292
11/2020	$9,959	$10,327	$10,328
12/2020	$9,995	$10,359	$10,350
01/2021	$10,005	$10,303	$10,355
02/2021	$9,999	$10,143	$10,360
03/2021	$10,012	$10,103	$10,351
04/2021	$10,054	$10,129	$10,373
05/2021	$10,065	$10,152	$10,395
06/2021	$10,088	$10,202	$10,387
07/2021	$10,114	$10,328	$10,404
08/2021	$10,114	$10,308	$10,409
09/2021	$10,094	$10,210	$10,406
10/2021	$10,031	$10,184	$10,371
11/2021	$10,010	$10,256	$10,356
12/2021	$10,022	$10,215	$10,349
01/2022	$9,950	$10,054	$10,271
02/2022	$9,874	$9,920	$10,192
03/2022	$9,856	$9,707	$10,022
04/2022	$9,782	$9,446	$9,948
05/2022	$9,748	$9,433	$10,007
06/2022	$9,541	$9,290	$9,921
07/2022	$9,654	$9,526	$9,994
08/2022	$9,560	$9,278	$9,937
09/2022	$9,353	$8,980	$9,793
10/2022	$9,446	$8,949	$9,771
11/2022	$9,552	$9,177	$9,900
12/2022	$9,612	$9,069	$9,929
01/2023	$9,750	$9,278	$10,033
02/2023	$9,733	$9,130	$9,970
03/2023	$9,735	$9,332	$10,057
04/2023	$9,786	$9,380	$10,116
05/2023	$9,793	$9,343	$10,100
06/2023	$9,777	$9,338	$10,086
07/2023	$9,889	$9,341	$10,154
08/2023	$9,913	$9,329	$10,185
09/2023	$9,970	$9,168	$10,178
10/2023	$10,002	$9,103	$10,200
11/2023	$10,118	$9,416	$10,349
12/2023	$10,272	$9,717	$10,486
01/2024	$10,320	$9,698	$10,542
02/2024	$10,322	$9,631	$10,520
03/2024	$10,391	$9,718	$10,575
04/2024	$10,375	$9,562	$10,554
05/2024	$10,434	$9,646	$10,639
06/2024	$10,491	$9,730	$10,692
07/2024	$10,604	$9,918	$10,828
08/2024	$10,653	$10,026	$10,930
09/2024	$10,737	$10,143	$11,030
10/2024	$10,724	$10,006	$10,981
11/2024	$10,797	$10,124	$11,027
12/2024	$10,811	$10,047	$11,053
01/2025	$10,873	$10,086	$11,110
02/2025	$10,938	$10,207	$11,189
03/2025	$10,932	$10,164	$11,234
04/2025	$11,016	$10,265	$11,297
05/2025	$11,041	$10,231	$11,316
06/2025	$11,120	$10,329	$11,399
07/2025	$11,172	$10,320	$11,414
08/2025	$11,210	$10,377	$11,514
09/2025	$11,261	$10,453	$11,564
10/2025	$11,332	$10,536	$11,604
11/2025	$11,368	$10,558	$11,656
12/2025	$11,396	$10,535	$11,704
01/2026	$11,448	$10,561	$11,750
02/2026	$11,500	$10,709	$11,797
03/2026	$11,340	$10,519	$11,741
04/2026	$11,386	$10,551	$11,787
05/2026	$11,488	$10,617	$11,823
06/2026	$11,527	$10,656	$11,842

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
Class A without Sales ChargeFootnote Reference1	3.65%	2.70%	2.67%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	1.02%	2.17%	2.26%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2025
AssetsNet	$ 8,752,191
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000217747
Shareholder Report [Line Items]
Fund Name	TwentyFour Short Term Bond Fund
Class Name	C
Trading Symbol	TFBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 1.96% (with sales charges) and 2.96% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,950	$10,111	$10,051
03/2020	$9,635	$9,953	$9,770
04/2020	$9,805	$10,114	$10,002
05/2020	$9,844	$10,143	$10,117
06/2020	$9,921	$10,194	$10,198
07/2020	$9,992	$10,305	$10,249
08/2020	$10,043	$10,230	$10,275
09/2020	$10,065	$10,268	$10,274
10/2020	$10,065	$10,268	$10,292
11/2020	$10,147	$10,327	$10,328
12/2020	$10,184	$10,359	$10,350
01/2021	$10,184	$10,303	$10,355
02/2021	$10,168	$10,143	$10,360
03/2021	$10,181	$10,103	$10,351
04/2021	$10,214	$10,129	$10,373
05/2021	$10,225	$10,152	$10,395
06/2021	$10,239	$10,202	$10,387
07/2021	$10,250	$10,328	$10,404
08/2021	$10,250	$10,308	$10,409
09/2021	$10,229	$10,210	$10,406
10/2021	$10,155	$10,184	$10,371
11/2021	$10,133	$10,256	$10,356
12/2021	$10,134	$10,215	$10,349
01/2022	$10,061	$10,054	$10,271
02/2022	$9,972	$9,920	$10,192
03/2022	$9,944	$9,707	$10,022
04/2022	$9,867	$9,446	$9,948
05/2022	$9,823	$9,433	$10,007
06/2022	$9,610	$9,290	$9,921
07/2022	$9,726	$9,526	$9,994
08/2022	$9,619	$9,278	$9,937
09/2022	$9,407	$8,980	$9,793
10/2022	$9,492	$8,949	$9,771
11/2022	$9,600	$9,177	$9,900
12/2022	$9,651	$9,069	$9,929
01/2023	$9,781	$9,278	$10,033
02/2023	$9,763	$9,130	$9,970
03/2023	$9,754	$9,332	$10,057
04/2023	$9,806	$9,380	$10,116
05/2023	$9,801	$9,343	$10,100
06/2023	$9,771	$9,338	$10,086
07/2023	$9,882	$9,341	$10,154
08/2023	$9,907	$9,329	$10,185
09/2023	$9,953	$9,168	$10,178
10/2023	$9,986	$9,103	$10,200
11/2023	$10,093	$9,416	$10,349
12/2023	$10,239	$9,717	$10,486
01/2024	$10,276	$9,698	$10,542
02/2024	$10,278	$9,631	$10,520
03/2024	$10,349	$9,718	$10,575
04/2024	$10,320	$9,562	$10,554
05/2024	$10,380	$9,646	$10,639
06/2024	$10,427	$9,730	$10,692
07/2024	$10,543	$9,918	$10,828
08/2024	$10,593	$10,026	$10,930
09/2024	$10,655	$10,143	$11,030
10/2024	$10,641	$10,006	$10,981
11/2024	$10,716	$10,124	$11,027
12/2024	$10,718	$10,047	$11,053
01/2025	$10,782	$10,086	$11,110
02/2025	$10,823	$10,207	$11,189
03/2025	$10,830	$10,164	$11,234
04/2025	$10,891	$10,265	$11,297
05/2025	$10,917	$10,231	$11,316
06/2025	$10,998	$10,329	$11,399
07/2025	$11,038	$10,320	$11,414
08/2025	$11,078	$10,377	$11,514
09/2025	$11,117	$10,453	$11,564
10/2025	$11,177	$10,536	$11,604
11/2025	$11,201	$10,558	$11,656
12/2025	$11,230	$10,535	$11,704
01/2026	$11,269	$10,561	$11,750
02/2026	$11,324	$10,709	$11,797
03/2026	$11,158	$10,519	$11,741
04/2026	$11,205	$10,551	$11,787
05/2026	$11,298	$10,617	$11,823
06/2026	$11,324	$10,656	$11,842

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
Class C without Deferred Sales ChargeFootnote Reference1	2.96%	2.03%	1.97%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	1.96%	2.03%	1.97%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2025
AssetsNet	$ 8,752,191
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000217748
Shareholder Report [Line Items]
Fund Name	TwentyFour Short Term Bond Fund
Class Name	R6
Trading Symbol	TFBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 4.03% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,960	$10,111	$10,051
03/2020	$9,655	$9,953	$9,770
04/2020	$9,845	$10,114	$10,002
05/2020	$9,904	$10,143	$10,117
06/2020	$9,981	$10,194	$10,198
07/2020	$10,052	$10,305	$10,249
08/2020	$10,114	$10,230	$10,275
09/2020	$10,146	$10,268	$10,274
10/2020	$10,156	$10,268	$10,292
11/2020	$10,248	$10,327	$10,328
12/2020	$10,295	$10,359	$10,350
01/2021	$10,305	$10,303	$10,355
02/2021	$10,299	$10,143	$10,360
03/2021	$10,323	$10,103	$10,351
04/2021	$10,366	$10,129	$10,373
05/2021	$10,387	$10,152	$10,395
06/2021	$10,412	$10,202	$10,387
07/2021	$10,431	$10,328	$10,404
08/2021	$10,441	$10,308	$10,409
09/2021	$10,420	$10,210	$10,406
10/2021	$10,367	$10,184	$10,371
11/2021	$10,345	$10,256	$10,356
12/2021	$10,367	$10,215	$10,349
01/2022	$10,294	$10,054	$10,271
02/2022	$10,205	$9,920	$10,192
03/2022	$10,198	$9,707	$10,022
04/2022	$10,121	$9,446	$9,948
05/2022	$10,087	$9,433	$10,007
06/2022	$9,884	$9,290	$9,921
07/2022	$10,010	$9,526	$9,994
08/2022	$9,913	$9,278	$9,937
09/2022	$9,701	$8,980	$9,793
10/2022	$9,796	$8,949	$9,771
11/2022	$9,926	$9,177	$9,900
12/2022	$9,977	$9,069	$9,929
01/2023	$10,130	$9,278	$10,033
02/2023	$10,113	$9,130	$9,970
03/2023	$10,115	$9,332	$10,057
04/2023	$10,179	$9,380	$10,116
05/2023	$10,187	$9,343	$10,100
06/2023	$10,171	$9,338	$10,086
07/2023	$10,285	$9,341	$10,154
08/2023	$10,322	$9,329	$10,185
09/2023	$10,380	$9,168	$10,178
10/2023	$10,425	$9,103	$10,200
11/2023	$10,240	$9,416	$10,349
12/2023	$10,386	$9,717	$10,486
01/2024	$10,435	$9,698	$10,542
02/2024	$10,449	$9,631	$10,520
03/2024	$10,533	$9,718	$10,575
04/2024	$10,516	$9,562	$10,554
05/2024	$10,576	$9,646	$10,639
06/2024	$10,648	$9,730	$10,692
07/2024	$10,764	$9,918	$10,828
08/2024	$10,826	$10,026	$10,930
09/2024	$10,900	$10,143	$11,030
10/2024	$10,886	$10,006	$10,981
11/2024	$10,974	$10,124	$11,027
12/2024	$10,988	$10,047	$11,053
01/2025	$11,065	$10,086	$11,110
02/2025	$11,119	$10,207	$11,189
03/2025	$11,126	$10,164	$11,234
04/2025	$11,212	$10,265	$11,297
05/2025	$11,237	$10,231	$11,316
06/2025	$11,331	$10,329	$11,399
07/2025	$11,385	$10,320	$11,414
08/2025	$11,424	$10,377	$11,514
09/2025	$11,489	$10,453	$11,564
10/2025	$11,562	$10,536	$11,604
11/2025	$11,599	$10,558	$11,656
12/2025	$11,627	$10,535	$11,704
01/2026	$11,694	$10,561	$11,750
02/2026	$11,748	$10,709	$11,797
03/2026	$11,583	$10,519	$11,741
04/2026	$11,643	$10,551	$11,787
05/2026	$11,748	$10,617	$11,823
06/2026	$11,788	$10,656	$11,842

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
R6 ClassFootnote Reference1	4.03%	2.51%	2.62%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2025
AssetsNet	$ 8,752,191
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000217745
Shareholder Report [Line Items]
Fund Name	TwentyFour Short Term Bond Fund
Class Name	Y
Trading Symbol	TFBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 3.95% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$100,000	$100,000	$100,000
02/2020	$99,600	$101,106	$100,507
03/2020	$96,549	$99,532	$97,699
04/2020	$98,347	$101,144	$100,017
05/2020	$99,038	$101,430	$101,168
06/2020	$99,712	$101,936	$101,984
07/2020	$100,522	$103,050	$102,493
08/2020	$101,138	$102,304	$102,752
09/2020	$101,357	$102,677	$102,739
10/2020	$101,455	$102,685	$102,923
11/2020	$102,378	$103,271	$103,276
12/2020	$102,746	$103,588	$103,498
01/2021	$102,848	$103,032	$103,549
02/2021	$102,892	$101,430	$103,599
03/2021	$103,025	$101,030	$103,514
04/2021	$103,461	$101,294	$103,729
05/2021	$103,669	$101,520	$103,950
06/2021	$103,913	$102,015	$103,867
07/2021	$104,103	$103,283	$104,040
08/2021	$104,208	$103,076	$104,086
09/2021	$103,998	$102,103	$104,056
10/2021	$103,461	$101,836	$103,708
11/2021	$103,245	$102,563	$103,556
12/2021	$103,466	$102,147	$103,488
01/2022	$102,728	$100,542	$102,712
02/2022	$101,841	$99,205	$101,921
03/2022	$101,765	$97,066	$100,222
04/2022	$100,998	$94,457	$99,483
05/2022	$100,655	$94,327	$100,066
06/2022	$98,515	$92,896	$99,209
07/2022	$99,909	$95,262	$99,941
08/2022	$98,830	$92,775	$99,375
09/2022	$96,800	$89,797	$97,931
10/2022	$97,760	$89,489	$97,708
11/2022	$98,958	$91,770	$98,996
12/2022	$99,472	$90,687	$99,293
01/2023	$101,014	$92,776	$100,333
02/2023	$100,840	$91,296	$99,699
03/2023	$100,863	$93,320	$100,574
04/2023	$101,505	$93,801	$101,157
05/2023	$101,582	$93,431	$100,996
06/2023	$101,418	$93,376	$100,858
07/2023	$102,575	$93,406	$101,541
08/2023	$102,944	$93,288	$101,848
09/2023	$103,531	$91,680	$101,780
10/2023	$103,859	$91,029	$102,004
11/2023	$105,055	$94,159	$103,494
12/2023	$106,648	$97,168	$104,863
01/2024	$107,141	$96,977	$105,415
02/2024	$107,284	$96,312	$105,203
03/2024	$108,122	$97,180	$105,751
04/2024	$107,953	$95,616	$105,539
05/2024	$108,561	$96,462	$106,394
06/2024	$109,281	$97,299	$106,921
07/2024	$110,448	$99,178	$108,283
08/2024	$111,075	$100,265	$109,296
09/2024	$111,818	$101,428	$110,296
10/2024	$111,807	$100,056	$109,808
11/2024	$112,564	$101,244	$110,273
12/2024	$112,709	$100,467	$110,527
01/2025	$113,477	$100,856	$111,095
02/2025	$114,018	$102,071	$111,892
03/2025	$114,088	$101,645	$112,342
04/2025	$114,953	$102,646	$112,972
05/2025	$115,214	$102,306	$113,157
06/2025	$116,158	$103,286	$113,989
07/2025	$116,694	$103,203	$114,143
08/2025	$117,218	$103,769	$115,139
09/2025	$117,739	$104,533	$115,642
10/2025	$118,475	$105,359	$116,039
11/2025	$118,848	$105,580	$116,559
12/2025	$119,134	$105,354	$117,037
01/2026	$119,799	$105,608	$117,500
02/2026	$120,341	$107,093	$117,970
03/2026	$118,687	$105,192	$117,407
04/2026	$119,293	$105,508	$117,866
05/2026	$120,349	$106,165	$118,231
06/2026	$120,747	$106,560	$118,424

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
Class YFootnote Reference1	3.95%	3.05%	3.01%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2025
AssetsNet	$ 8,752,191
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000205755
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	A
Trading Symbol	TFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.32% (with sales charges) and 5.30% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$9,625	$10,000	$10,000
04/2017	$9,740	$10,068	$10,008
05/2017	$9,866	$10,127	$10,017
06/2017	$9,873	$10,098	$10,026
07/2017	$10,030	$10,131	$10,037
08/2017	$10,056	$10,224	$10,048
09/2017	$10,100	$10,177	$10,058
10/2017	$10,216	$10,219	$10,069
11/2017	$10,221	$10,235	$10,079
12/2017	$10,269	$10,258	$10,087
01/2018	$10,358	$10,185	$10,100
02/2018	$10,296	$10,162	$10,109
03/2018	$10,272	$10,246	$10,120
04/2018	$10,338	$10,208	$10,139
05/2018	$10,266	$10,246	$10,160
06/2018	$10,217	$10,265	$10,179
07/2018	$10,320	$10,268	$10,199
08/2018	$10,335	$10,300	$10,220
09/2018	$10,361	$10,260	$10,239
10/2018	$10,312	$10,240	$10,256
11/2018	$10,181	$10,290	$10,274
12/2018	$10,171	$10,439	$10,296
01/2019	$10,382	$10,550	$10,323
02/2019	$10,461	$10,562	$10,347
03/2019	$10,565	$10,751	$10,371
04/2019	$10,710	$10,758	$10,394
05/2019	$10,721	$10,913	$10,418
06/2019	$10,938	$11,066	$10,444
07/2019	$10,992	$11,153	$10,465
08/2019	$11,113	$11,406	$10,488
09/2019	$11,143	$11,353	$10,508
10/2019	$11,208	$11,333	$10,531
11/2019	$11,262	$11,320	$10,547
12/2019	$11,351	$11,297	$10,564
01/2020	$11,526	$11,501	$10,585
02/2020	$11,435	$11,641	$10,607
03/2020	$10,318	$11,460	$10,617
04/2020	$10,724	$11,646	$10,651
05/2020	$11,075	$11,679	$10,660
06/2020	$11,314	$11,737	$10,664
07/2020	$11,519	$11,865	$10,668
08/2020	$11,687	$11,779	$10,671
09/2020	$11,639	$11,822	$10,673
10/2020	$11,669	$11,823	$10,675
11/2020	$12,089	$11,891	$10,677
12/2020	$12,225	$11,927	$10,679
01/2021	$12,237	$11,863	$10,681
02/2021	$12,259	$11,679	$10,684
03/2021	$12,310	$11,633	$10,685
04/2021	$12,411	$11,663	$10,687
05/2021	$12,457	$11,689	$10,690
06/2021	$12,528	$11,746	$10,691
07/2021	$12,532	$11,892	$10,693
08/2021	$12,606	$11,868	$10,694
09/2021	$12,572	$11,756	$10,694
10/2021	$12,467	$11,725	$10,696
11/2021	$12,364	$11,809	$10,696
12/2021	$12,495	$11,761	$10,697
01/2022	$12,284	$11,576	$10,697
02/2022	$11,947	$11,422	$10,695
03/2022	$11,947	$11,176	$10,691
04/2022	$11,712	$10,876	$10,690
05/2022	$11,505	$10,861	$10,697
06/2022	$10,782	$10,696	$10,696
07/2022	$11,157	$10,968	$10,705
08/2022	$10,998	$10,682	$10,726
09/2022	$10,249	$10,339	$10,739
10/2022	$10,409	$10,304	$10,765
11/2022	$10,837	$10,566	$10,790
12/2022	$10,916	$10,442	$10,826
01/2023	$11,377	$10,682	$10,868
02/2023	$11,343	$10,512	$10,902
03/2023	$11,038	$10,745	$10,947
04/2023	$11,151	$10,800	$10,984
05/2023	$11,189	$10,758	$11,030
06/2023	$11,260	$10,751	$11,079
07/2023	$11,430	$10,755	$11,126
08/2023	$11,427	$10,741	$11,176
09/2023	$11,324	$10,556	$11,224
10/2023	$11,245	$10,481	$11,277
11/2023	$11,740	$10,841	$11,328
12/2023	$12,180	$11,188	$11,381
01/2024	$12,313	$11,166	$11,434
02/2024	$12,300	$11,089	$11,481
03/2024	$12,516	$11,189	$11,534
04/2024	$12,389	$11,009	$11,584
05/2024	$12,572	$11,107	$11,636
06/2024	$12,683	$11,203	$11,688
07/2024	$12,896	$11,419	$11,742
08/2024	$13,037	$11,544	$11,799
09/2024	$13,170	$11,678	$11,859
10/2024	$13,111	$11,520	$11,907
11/2024	$13,256	$11,657	$11,953
12/2024	$13,224	$11,568	$12,004
01/2025	$13,348	$11,613	$12,048
02/2025	$13,495	$11,752	$12,087
03/2025	$13,368	$11,703	$12,133
04/2025	$13,385	$11,819	$12,176
05/2025	$13,486	$11,780	$12,218
06/2025	$13,685	$11,892	$12,263
07/2025	$13,776	$11,883	$12,308
08/2025	$13,857	$11,948	$12,354
09/2025	$13,979	$12,036	$12,404
10/2025	$14,062	$12,131	$12,448
11/2025	$14,121	$12,156	$12,488
12/2025	$14,161	$12,130	$12,535
01/2026	$14,274	$12,160	$12,572
02/2026	$14,366	$12,331	$12,607
03/2026	$14,036	$12,112	$12,648
04/2026	$14,205	$12,148	$12,687
05/2026	$14,323	$12,224	$12,724
06/2026	$14,410	$12,269	$12,763

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class A without Sales ChargeFootnote Reference1	5.30%	2.84%	4.46%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	1.32%	2.06%	4.03%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 620,707,929
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,202,744
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Material Fund Change [Text Block]
C000205756
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	C
Trading Symbol	TFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.80%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 3.62% (with sales charges) and 4.62% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,251	$10,127	$10,017
06/2017	$10,258	$10,098	$10,026
07/2017	$10,421	$10,131	$10,037
08/2017	$10,448	$10,224	$10,048
09/2017	$10,494	$10,177	$10,058
10/2017	$10,615	$10,219	$10,069
11/2017	$10,620	$10,235	$10,079
12/2017	$10,669	$10,258	$10,087
01/2018	$10,762	$10,185	$10,100
02/2018	$10,697	$10,162	$10,109
03/2018	$10,672	$10,246	$10,120
04/2018	$10,741	$10,208	$10,139
05/2018	$10,667	$10,246	$10,160
06/2018	$10,616	$10,265	$10,179
07/2018	$10,722	$10,268	$10,199
08/2018	$10,739	$10,300	$10,220
09/2018	$10,765	$10,260	$10,239
10/2018	$10,714	$10,240	$10,256
11/2018	$10,578	$10,290	$10,274
12/2018	$10,551	$10,439	$10,296
01/2019	$10,770	$10,550	$10,323
02/2019	$10,843	$10,562	$10,347
03/2019	$10,951	$10,751	$10,371
04/2019	$11,094	$10,758	$10,394
05/2019	$11,093	$10,913	$10,418
06/2019	$11,306	$11,066	$10,444
07/2019	$11,362	$11,153	$10,465
08/2019	$11,481	$11,406	$10,488
09/2019	$11,505	$11,353	$10,508
10/2019	$11,567	$11,333	$10,531
11/2019	$11,609	$11,320	$10,547
12/2019	$11,695	$11,297	$10,564
01/2020	$11,865	$11,501	$10,585
02/2020	$11,764	$11,641	$10,607
03/2020	$10,617	$11,460	$10,617
04/2020	$11,018	$11,646	$10,651
05/2020	$11,374	$11,679	$10,660
06/2020	$11,614	$11,737	$10,664
07/2020	$11,813	$11,865	$10,668
08/2020	$11,978	$11,779	$10,671
09/2020	$11,934	$11,822	$10,673
10/2020	$11,945	$11,823	$10,675
11/2020	$12,370	$11,891	$10,677
12/2020	$12,494	$11,927	$10,679
01/2021	$12,505	$11,863	$10,681
02/2021	$12,519	$11,679	$10,684
03/2021	$12,564	$11,633	$10,685
04/2021	$12,659	$11,663	$10,687
05/2021	$12,685	$11,689	$10,690
06/2021	$12,760	$11,746	$10,691
07/2021	$12,755	$11,892	$10,693
08/2021	$12,822	$11,868	$10,694
09/2021	$12,778	$11,756	$10,694
10/2021	$12,661	$11,725	$10,696
11/2021	$12,560	$11,809	$10,696
12/2021	$12,676	$11,761	$10,697
01/2022	$12,449	$11,576	$10,697
02/2022	$12,098	$11,422	$10,695
03/2022	$12,091	$11,176	$10,691
04/2022	$11,843	$10,876	$10,690
05/2022	$11,636	$10,861	$10,697
06/2022	$10,895	$10,696	$10,696
07/2022	$11,255	$10,968	$10,705
08/2022	$11,100	$10,682	$10,726
09/2022	$10,334	$10,339	$10,739
10/2022	$10,488	$10,304	$10,765
11/2022	$10,914	$10,566	$10,790
12/2022	$10,981	$10,442	$10,826
01/2023	$11,447	$10,682	$10,868
02/2023	$11,391	$10,512	$10,902
03/2023	$11,091	$10,745	$10,947
04/2023	$11,198	$10,800	$10,984
05/2023	$11,214	$10,758	$11,030
06/2023	$11,278	$10,751	$11,079
07/2023	$11,441	$10,755	$11,126
08/2023	$11,429	$10,741	$11,176
09/2023	$11,333	$10,556	$11,224
10/2023	$11,246	$10,481	$11,277
11/2023	$11,720	$10,841	$11,328
12/2023	$12,162	$11,188	$11,381
01/2024	$12,295	$11,166	$11,434
02/2024	$12,259	$11,089	$11,481
03/2024	$12,468	$11,189	$11,534
04/2024	$12,348	$11,009	$11,584
05/2024	$12,507	$11,107	$11,636
06/2024	$12,609	$11,203	$11,688
07/2024	$12,814	$11,419	$11,742
08/2024	$12,946	$11,544	$11,799
09/2024	$13,071	$11,678	$11,859
10/2024	$13,004	$11,520	$11,907
11/2024	$13,140	$11,657	$11,953
12/2024	$13,107	$11,568	$12,004
01/2025	$13,215	$11,613	$12,048
02/2025	$13,352	$11,752	$12,087
03/2025	$13,217	$11,703	$12,133
04/2025	$13,226	$11,819	$12,176
05/2025	$13,318	$11,780	$12,218
06/2025	$13,490	$11,892	$12,263
07/2025	$13,588	$11,883	$12,308
08/2025	$13,659	$11,948	$12,354
09/2025	$13,755	$12,036	$12,404
10/2025	$13,845	$12,131	$12,448
11/2025	$13,876	$12,156	$12,488
12/2025	$13,914	$12,130	$12,535
01/2026	$14,026	$12,160	$12,572
02/2026	$14,107	$12,331	$12,607
03/2026	$13,774	$12,112	$12,648
04/2026	$13,931	$12,148	$12,687
05/2026	$14,038	$12,224	$12,724
06/2026	$14,114	$12,269	$12,763

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class C without Deferred Sales ChargeFootnote Reference1	4.62%	2.04%	3.80%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	3.62%	2.04%	3.80%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 620,707,929
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,202,744
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Material Fund Change [Text Block]
C000180738
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Investor
Trading Symbol	TFGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 5.32% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,241	$10,127	$10,017
06/2017	$10,248	$10,098	$10,026
07/2017	$10,411	$10,131	$10,037
08/2017	$10,438	$10,224	$10,048
09/2017	$10,474	$10,177	$10,058
10/2017	$10,584	$10,219	$10,069
11/2017	$10,589	$10,235	$10,079
12/2017	$10,639	$10,258	$10,087
01/2018	$10,732	$10,185	$10,100
02/2018	$10,657	$10,162	$10,109
03/2018	$10,632	$10,246	$10,120
04/2018	$10,690	$10,208	$10,139
05/2018	$10,615	$10,246	$10,160
06/2018	$10,564	$10,265	$10,179
07/2018	$10,660	$10,268	$10,199
08/2018	$10,687	$10,300	$10,220
09/2018	$10,714	$10,260	$10,239
10/2018	$10,652	$10,240	$10,256
11/2018	$10,516	$10,290	$10,274
12/2018	$10,505	$10,439	$10,296
01/2019	$10,723	$10,550	$10,323
02/2019	$10,805	$10,562	$10,347
03/2019	$10,913	$10,751	$10,371
04/2019	$11,063	$10,758	$10,394
05/2019	$11,073	$10,913	$10,418
06/2019	$11,287	$11,066	$10,444
07/2019	$11,354	$11,153	$10,465
08/2019	$11,479	$11,406	$10,488
09/2019	$11,509	$11,353	$10,508
10/2019	$11,577	$11,333	$10,531
11/2019	$11,632	$11,320	$10,547
12/2019	$11,726	$11,297	$10,564
01/2020	$11,896	$11,501	$10,585
02/2020	$11,802	$11,641	$10,607
03/2020	$10,660	$11,460	$10,617
04/2020	$11,069	$11,646	$10,651
05/2020	$11,432	$11,679	$10,660
06/2020	$11,691	$11,737	$10,664
07/2020	$11,901	$11,865	$10,668
08/2020	$12,063	$11,779	$10,671
09/2020	$12,026	$11,822	$10,673
10/2020	$12,056	$11,823	$10,675
11/2020	$12,479	$11,891	$10,677
12/2020	$12,631	$11,927	$10,679
01/2021	$12,642	$11,863	$10,681
02/2021	$12,665	$11,679	$10,684
03/2021	$12,705	$11,633	$10,685
04/2021	$12,821	$11,663	$10,687
05/2021	$12,855	$11,689	$10,690
06/2021	$12,939	$11,746	$10,691
07/2021	$12,942	$11,892	$10,693
08/2021	$13,018	$11,868	$10,694
09/2021	$12,982	$11,756	$10,694
10/2021	$12,871	$11,725	$10,696
11/2021	$12,765	$11,809	$10,696
12/2021	$12,886	$11,761	$10,697
01/2022	$12,668	$11,576	$10,697
02/2022	$12,319	$11,422	$10,695
03/2022	$12,330	$11,176	$10,691
04/2022	$12,086	$10,876	$10,690
05/2022	$11,871	$10,861	$10,697
06/2022	$11,123	$10,696	$10,696
07/2022	$11,510	$10,968	$10,705
08/2022	$11,346	$10,682	$10,726
09/2022	$10,570	$10,339	$10,739
10/2022	$10,735	$10,304	$10,765
11/2022	$11,176	$10,566	$10,790
12/2022	$11,257	$10,442	$10,826
01/2023	$11,733	$10,682	$10,868
02/2023	$11,698	$10,512	$10,902
03/2023	$11,382	$10,745	$10,947
04/2023	$11,498	$10,800	$10,984
05/2023	$11,537	$10,758	$11,030
06/2023	$11,594	$10,751	$11,079
07/2023	$11,767	$10,755	$11,126
08/2023	$11,778	$10,741	$11,176
09/2023	$11,670	$10,556	$11,224
10/2023	$11,588	$10,481	$11,277
11/2023	$12,098	$10,841	$11,328
12/2023	$12,550	$11,188	$11,381
01/2024	$12,688	$11,166	$11,434
02/2024	$12,673	$11,089	$11,481
03/2024	$12,879	$11,189	$11,534
04/2024	$12,763	$11,009	$11,584
05/2024	$12,950	$11,107	$11,636
06/2024	$13,075	$11,203	$11,688
07/2024	$13,285	$11,419	$11,742
08/2024	$13,428	$11,544	$11,799
09/2024	$13,580	$11,678	$11,859
10/2024	$13,502	$11,520	$11,907
11/2024	$13,651	$11,657	$11,953
12/2024	$13,632	$11,568	$12,004
01/2025	$13,744	$11,613	$12,048
02/2025	$13,910	$11,752	$12,087
03/2025	$13,762	$11,703	$12,133
04/2025	$13,795	$11,819	$12,176
05/2025	$13,898	$11,780	$12,218
06/2025	$14,085	$11,892	$12,263
07/2025	$14,194	$11,883	$12,308
08/2025	$14,277	$11,948	$12,354
09/2025	$14,385	$12,036	$12,404
10/2025	$14,486	$12,131	$12,448
11/2025	$14,528	$12,156	$12,488
12/2025	$14,583	$12,130	$12,535
01/2026	$14,701	$12,160	$12,572
02/2026	$14,794	$12,331	$12,607
03/2026	$14,454	$12,112	$12,648
04/2026	$14,627	$12,148	$12,687
05/2026	$14,747	$12,224	$12,724
06/2026	$14,835	$12,269	$12,763

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Investor ClassFootnote Reference1	5.32%	2.77%	4.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 620,707,929
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,202,744
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Material Fund Change [Text Block]
C000180737
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	R5
Trading Symbol	TFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 5.70% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$250,000	$250,000	$250,000
04/2017	$253,000	$251,695	$250,208
05/2017	$256,265	$253,165	$250,429
06/2017	$256,452	$252,456	$250,638
07/2017	$260,535	$253,286	$250,911
08/2017	$261,202	$255,594	$251,197
09/2017	$262,351	$254,414	$251,458
10/2017	$265,368	$255,487	$251,731
11/2017	$265,500	$255,883	$251,965
12/2017	$266,728	$256,455	$252,173
01/2018	$269,052	$254,624	$252,499
02/2018	$267,436	$254,050	$252,720
03/2018	$266,810	$256,157	$253,006
04/2018	$268,527	$255,204	$253,462
05/2018	$266,665	$256,157	$253,995
06/2018	$265,395	$256,634	$254,477
07/2018	$268,060	$256,704	$254,984
08/2018	$268,464	$257,493	$255,505
09/2018	$269,124	$256,509	$255,960
10/2018	$267,852	$256,007	$256,390
11/2018	$264,731	$257,260	$256,845
12/2018	$264,532	$260,976	$257,405
01/2019	$269,998	$263,740	$258,068
02/2019	$272,065	$264,057	$258,680
03/2019	$275,027	$268,786	$259,266
04/2019	$278,540	$268,946	$259,838
05/2019	$279,077	$272,817	$260,450
06/2019	$284,701	$276,642	$261,087
07/2019	$286,092	$278,819	$261,634
08/2019	$289,505	$285,142	$262,207
09/2019	$290,269	$283,821	$262,701
10/2019	$292,239	$283,331	$263,261
11/2019	$293,617	$282,998	$263,677
12/2019	$295,986	$282,418	$264,107
01/2020	$300,527	$287,514	$264,627
02/2020	$298,196	$291,033	$265,174
03/2020	$269,372	$286,504	$265,434
04/2020	$279,909	$291,142	$266,267
05/2020	$289,346	$291,967	$266,501
06/2020	$295,561	$293,424	$266,605
07/2020	$301,058	$296,631	$266,696
08/2020	$305,442	$294,482	$266,761
09/2020	$304,564	$295,557	$266,813
10/2020	$305,092	$295,579	$266,878
11/2020	$316,321	$297,265	$266,917
12/2020	$319,930	$298,179	$266,969
01/2021	$320,517	$296,579	$267,035
02/2021	$321,131	$291,966	$267,087
03/2021	$322,488	$290,816	$267,126
04/2021	$325,158	$291,576	$267,178
05/2021	$326,369	$292,227	$267,243
06/2021	$328,245	$293,652	$267,269
07/2021	$328,695	$297,302	$267,321
08/2021	$330,672	$296,706	$267,347
09/2021	$329,843	$293,905	$267,360
10/2021	$327,166	$293,136	$267,386
11/2021	$324,574	$295,227	$267,399
12/2021	$327,759	$294,030	$267,425
01/2022	$322,282	$289,410	$267,412
02/2022	$313,600	$285,561	$267,373
03/2022	$313,646	$279,405	$267,269
04/2022	$307,582	$271,896	$267,256
05/2022	$302,539	$271,521	$267,412
06/2022	$283,187	$267,401	$267,399
07/2022	$293,256	$274,212	$267,620
08/2022	$289,177	$267,053	$268,141
09/2022	$269,476	$258,480	$268,466
10/2022	$273,937	$257,596	$269,117
11/2022	$285,022	$264,160	$269,754
12/2022	$287,383	$261,042	$270,639
01/2023	$299,674	$267,055	$271,693
02/2023	$298,422	$262,795	$272,552
03/2023	$290,535	$268,622	$273,671
04/2023	$293,829	$270,006	$274,608
05/2023	$294,851	$268,942	$275,754
06/2023	$296,703	$268,782	$276,964
07/2023	$301,168	$268,869	$278,148
08/2023	$301,090	$268,531	$279,397
09/2023	$298,438	$263,900	$280,608
10/2023	$296,789	$262,027	$281,935
11/2023	$309,593	$271,036	$283,197
12/2023	$321,396	$279,698	$284,525
01/2024	$325,218	$279,149	$285,839
02/2024	$324,901	$277,234	$287,023
03/2024	$330,525	$279,734	$288,337
04/2024	$327,287	$275,230	$289,587
05/2024	$332,044	$277,665	$290,888
06/2024	$334,943	$280,075	$292,189
07/2024	$340,501	$285,485	$293,556
08/2024	$344,579	$288,612	$294,961
09/2024	$348,473	$291,961	$296,471
10/2024	$346,591	$288,010	$297,681
11/2024	$350,402	$291,432	$298,813
12/2024	$350,100	$289,195	$300,089
01/2025	$353,312	$290,316	$301,195
02/2025	$357,161	$293,811	$302,184
03/2025	$353,925	$292,585	$303,316
04/2025	$354,443	$295,466	$304,396
05/2025	$357,505	$294,489	$305,437
06/2025	$362,289	$297,309	$306,582
07/2025	$365,069	$297,071	$307,688
08/2025	$367,229	$298,699	$308,847
09/2025	$370,444	$300,899	$310,096
10/2025	$373,083	$303,275	$311,189
11/2025	$374,232	$303,912	$312,204
12/2025	$375,797	$303,261	$313,362
01/2026	$378,743	$303,994	$314,299
02/2026	$381,171	$308,267	$315,184
03/2026	$372,700	$302,795	$316,199
04/2026	$377,557	$303,704	$317,175
05/2026	$380,654	$305,597	$318,099
06/2026	$382,955	$306,735	$319,075

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class R5Footnote Reference1	5.70%	3.13%	4.72%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 620,707,929
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,202,744
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Material Fund Change [Text Block]
C000180741
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Y
Trading Symbol	TFGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 5.63% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
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	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$100,000	$100,000	$100,000
04/2017	$101,200	$100,678	$100,083
05/2017	$102,506	$101,266	$100,172
06/2017	$102,581	$100,982	$100,255
07/2017	$104,113	$101,314	$100,364
08/2017	$104,482	$102,238	$100,479
09/2017	$104,839	$101,766	$100,583
10/2017	$106,046	$102,195	$100,692
11/2017	$106,099	$102,353	$100,786
12/2017	$106,590	$102,582	$100,869
01/2018	$107,520	$101,850	$100,999
02/2018	$106,874	$101,620	$101,088
03/2018	$106,624	$102,463	$101,202
04/2018	$107,206	$102,081	$101,385
05/2018	$106,461	$102,463	$101,598
06/2018	$106,058	$102,654	$101,791
07/2018	$107,019	$102,682	$101,994
08/2018	$107,180	$102,997	$102,202
09/2018	$107,550	$102,603	$102,384
10/2018	$106,935	$102,403	$102,556
11/2018	$105,687	$102,904	$102,738
12/2018	$105,607	$104,390	$102,962
01/2019	$107,794	$105,496	$103,227
02/2019	$108,621	$105,623	$103,472
03/2019	$109,805	$107,515	$103,706
04/2019	$111,321	$107,579	$103,935
05/2019	$111,425	$109,127	$104,180
06/2019	$113,675	$110,657	$104,435
07/2019	$114,342	$111,528	$104,654
08/2019	$115,596	$114,057	$104,883
09/2019	$115,902	$113,528	$105,080
10/2019	$116,690	$113,332	$105,304
11/2019	$117,241	$113,199	$105,471
12/2019	$118,189	$112,967	$105,643
01/2020	$120,006	$115,006	$105,851
02/2020	$119,074	$116,413	$106,069
03/2020	$107,542	$114,602	$106,174
04/2020	$111,757	$116,457	$106,507
05/2020	$115,415	$116,787	$106,600
06/2020	$118,017	$117,370	$106,642
07/2020	$120,114	$118,653	$106,678
08/2020	$121,868	$117,793	$106,704
09/2020	$121,517	$118,223	$106,725
10/2020	$121,728	$118,231	$106,751
11/2020	$126,104	$118,906	$106,767
12/2020	$127,548	$119,272	$106,788
01/2021	$127,783	$118,632	$106,814
02/2021	$128,029	$116,786	$106,835
03/2021	$128,572	$116,326	$106,850
04/2021	$129,640	$116,630	$106,871
05/2021	$130,124	$116,891	$106,897
06/2021	$130,994	$117,461	$106,907
07/2021	$131,055	$118,921	$106,928
08/2021	$131,846	$118,682	$106,939
09/2021	$131,514	$117,562	$106,944
10/2021	$130,443	$117,255	$106,954
11/2021	$129,405	$118,091	$106,960
12/2021	$130,800	$117,612	$106,970
01/2022	$128,486	$115,764	$106,965
02/2022	$125,011	$114,224	$106,949
03/2022	$125,152	$111,762	$106,907
04/2022	$122,726	$108,758	$106,902
05/2022	$120,584	$108,609	$106,965
06/2022	$112,963	$106,960	$106,960
07/2022	$116,869	$109,685	$107,048
08/2022	$115,361	$106,821	$107,256
09/2022	$107,476	$103,392	$107,386
10/2022	$109,136	$103,038	$107,647
11/2022	$113,699	$105,664	$107,902
12/2022	$114,517	$104,417	$108,256
01/2023	$119,439	$106,822	$108,677
02/2023	$118,938	$105,118	$109,021
03/2023	$115,779	$107,449	$109,469
04/2023	$117,099	$108,002	$109,843
05/2023	$117,508	$107,577	$110,301
06/2023	$118,250	$107,513	$110,785
07/2023	$120,018	$107,548	$111,259
08/2023	$119,987	$107,412	$111,759
09/2023	$118,924	$105,560	$112,243
10/2023	$118,113	$104,811	$112,774
11/2023	$123,393	$108,414	$113,279
12/2023	$127,967	$111,879	$113,810
01/2024	$129,498	$111,660	$114,336
02/2024	$129,371	$110,894	$114,809
03/2024	$131,470	$111,894	$115,335
04/2024	$130,327	$110,092	$115,835
05/2024	$132,233	$111,066	$116,355
06/2024	$133,394	$112,030	$116,876
07/2024	$135,620	$114,194	$117,422
08/2024	$137,097	$115,445	$117,984
09/2024	$138,656	$116,785	$118,588
10/2024	$137,902	$115,204	$119,072
11/2024	$139,588	$116,573	$119,525
12/2024	$139,303	$115,678	$120,035
01/2025	$140,590	$116,126	$120,478
02/2025	$142,132	$117,524	$120,873
03/2025	$140,834	$117,034	$121,326
04/2025	$141,040	$118,186	$121,758
05/2025	$142,267	$117,796	$122,175
06/2025	$144,183	$118,924	$122,633
07/2025	$145,133	$118,829	$123,075
08/2025	$146,164	$119,480	$123,539
09/2025	$147,450	$120,360	$124,038
10/2025	$148,342	$121,310	$124,476
11/2025	$148,970	$121,565	$124,882
12/2025	$149,430	$121,304	$125,345
01/2026	$150,610	$121,598	$125,720
02/2026	$151,584	$123,307	$126,074
03/2026	$148,188	$121,118	$126,480
04/2026	$150,135	$121,482	$126,870
05/2026	$151,205	$122,239	$127,240
06/2026	$152,299	$122,694	$127,630

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class YFootnote Reference1	5.63%	3.06%	4.66%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 620,707,929
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,202,744
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Material Fund Change [Text Block]